Adjustments for non-cash items	12 Months Ended
Dec. 31, 2021
Adjustments for non-cash items
Adjustments for non-cash items

Note 33 - Adjustments for non-cash items

DKK thousand	2021	2020	2019

Depreciation, amortization and impairment	40,249	42,692	13,682
Share-based compensation expenses	53,504	30,485	14,763
Income tax	-1,190	9,865	-5,385
Financial income	-1,896	-1,127	-9,306
Financial expenses	16,674	3,511	3,390
Net loss on sale of fixed assets	2,697	0	0
Fair value adjustments	6,520	0	0
Exchange rate adjustments	-68,943	57,712	-7,937
Total adjustments	47,615	143,138	9,207